Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value

Asset Backed Securities (123.37%)(1)
Aircraft (27.90%)
2,196,014	AASET 2021-1A C (4)	5.82%	11/16/2041	4.86%	$1,197,662
843,909	Blackbird Capital Aircraft 2021-1A B (4)	3.45%	07/15/2046	2.85%	702,632
1,310,000	Midland Loan Services LP - Rental ABS (4)	8.19%	04/17/2037	5.17%	1,273,260
851,955	Raptor Aircraft Finance LLC 2019-1 A (4)	4.21%	08/23/2044	2.77%	682,075
1,050,000	SALTT 2021-1A D 02/28/2033(4)(6)	0.00%	07/27/2038	3.91%	963,259
1,050,000	Skyline Aircraft Finance LLC (Westjet) (6)	0.00%	07/27/2038	3.75%	924,001
1,288,541	SOLRR Aircraft 2021-1 C (4)	5.68%	10/15/2046	4.59%	1,130,247
					6,873,136
Collateralized Loan Obligations (43.79%)
1,000,000	Blue Mountain Capital Management CLO 2018-2A SUB (4)(6)	0.00%	08/15/2031	0.47%	116,208
1,100,000	Cross Harbor CP 2021-FL1 D (1 Month LIBOR USD + 3.00%, 3.00% Floor) (4)(5)	8.45%	02/15/2038	4.24%	1,043,624
1,000,000	Diamond CLO 2019-1A E (3 Month LIBOR USD + 8.05%, 8.05% Floor) (4)(5)	13.66%	04/25/2029	4.00%	985,727
1,250,000	Greywolf Capital Management CLO 2019-1A SUBB (4)	0.00%	04/17/2034	2.44%	600,000
1,500,000	LoanCore Capital Credit CLO (1 Month LIBOR USD + 2.95%, 2.95% Floor) (4)(5)	8.40%	05/15/2028	5.88%	1,447,650
600,000	MJX Asset Management - Venture CDO Ltd. 2018-32A SUB (4)(6)	0.00%	07/18/2031	0.51%	126,000
1,100,000	MJX Asset Management - Venture XXIV CDO Ltd. 2016-24A SUB (4)(6)	0.00%	10/20/2028	0.36%	88,000
470,000	MJX Asset Management - Venture CDO Ltd. 2018-34A SUB (4)	0.00%	10/15/2031	0.49%	119,850
5,000,000	Neuberger Berman CLO Series 2019-35A(4)(6)	3.64%	01/19/2033	2.81%	695,115
1,400,000	OFS Capital Management CLO 2018-1A SUB (4)	0.00%	07/31/2118	1.36%	336,000
800,000	Par-Four Investment Managers -Tralee CDO 2018-5A SUB (4)	0.00%	10/20/2028	1.28%	316,000
50,000	Par-Four Investment Managers - Tralee CDO 2018-5A FR (3 Month LIBOR USD + 8.89%, 8.89% Floor) (4)(6)	14.48%	10/20/2034	0.15%	36,816
1,036,335	Peaks CLO 2017-2A ER (4)(5)(6)	9.82%	07/20/2031	2.70%	664,803
2,500,000	TPG Real Estate Finance 2021-FL4 Class D (1 Month Libor + 3.60%, 3.60% Floor) (4)(5)	9.05%	03/15/2038	9.13%	2,249,955
1,000,000	Venture CDO Ltd 2016-25A E (4)(5)	12.79%	04/20/2029	3.31%	814,117
1,200,000	Vibrant CLO Ltd 2018-8A SUB (4)(6)	0.00%	01/20/2031	0.55%	134,449
1,100,000	Voya Alternative Asset Management CLO 2018-1A SUB (4)(6)	0.00%	04/19/2031	1.20%	295,483
1,000,000	Zais Group CLO Ltd. 2017-1A E (4)(5)	12.57%	07/15/2029	2.91%	717,341
					10,787,138
Confirmation of Originator Fee Certificates (3.76%)
9,119,602	SBA Confirmation of Originator Fee Certificates (6)(7)	Various	Various	3.76%	925,804

Corporate and Other Finance (1.83%)
2,100,000	AXA Investment managers - Allegro CLO Ltd. 2018-1A SUB (4)(6)	0.00%	06/13/2031	1.83%	451,500
1,332,000	OFSBS-2018-1A-FEE (6)			0.00%	133
					451,633
Residential Mortgage-Backed Securities (46.09%)
1,000,000	AMSR Mortgage Trust 2020-SFR1 Class H (4)	5.30%	04/17/2037	3.82%	940,014
197,081	Bear Stearns Mortgage Funding Series 2007-AR1 (1 Month LIBOR + 0.20%, 0.20% Floor, 11.50% Cap) (3)(6)	5.83%	02/25/2037	0.77%	189,204
159,121	Countrywide Alternative Loan Trust Series 2006-J5	6.50%	09/25/2036	0.37%	88,753
260,921	Countrywide Home Loan Series 2002-19 (6)	6.25%	11/25/2032	1.01%	248,011
53,562	Countrywide Home Loan Series 2003-49	5.10%	12/19/2033	0.20%	48,657
586,326	Countrywide Home Loan Series 2004-18 (6)	6.00%	10/25/2034	1.81%	445,339
1,080,000	Fannie Mae Series 22-R04 (1 Month SOFR + 9.50%, 0.00% Floor) (4)(5)	14.81%	03/25/2042	4.81%	1,185,637
5,957	HarborView Mortgage Loan Trust Series 2004-9 (6)	6.68%	12/19/2034	0.02%	5,119
406,732	Harborview Mortgage Loan TRUST C M O SER 2005 7 CL 1A1 (6)	4.74%	06/19/2045	0.74%	183,029
58,547	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	3.19%	09/25/2036	0.21%	51,951
24,273	JP Morgan Mortgage Trust Series 2006-A1 (6)	4.74%	02/25/2036	0.07%	18,022
1,689,129	LMAT 2017 - RPL1 B (4)(5)	5.27%	01/28/2070	5.88%	1,449,053
29,861	Prime Mortgage Trust Series 2003-3(4)(6)	5.98%	01/25/2034	0.06%	15,652
750,000	Progress Residential Trust 2021 - SFR3 H (4)	4.75%	05/17/2026	2.69%	662,351
365,906	Residential Asset Securitization Trust (6)	5.61%	02/25/2034	0.98%	242,742
13,133	Residential Funding Mortgage Securities I Series 2005-SA1 (6)	4.48%	03/25/2035	0.03%	6,770
2,020,000	STAR 2022-SFR3 F (4)(5)	9.83%	05/17/2024	7.84%	1,931,587
118,192	Structured Asset Securities Corporation 2003-9A	6.01%	03/25/2033	0.26%	64,022
1,000,000	US Uninsured Agency 2020-DNA1 B2 (1 Month LIBOR + 5.25%, 0.00% Floor) (4)	10.68%	01/25/2050	4.13%	1,018,281
500,000	US Uninsured Agency 2019-DNA3 B2 (1 Month LIBOR + 8.15%, 0.00% Floor) (4)(5)	13.58%	07/25/2049	2.27%	558,220
1,000,000	US Uninsured Agency2020-HQA2 (1 Month LIBOR + 7.60%, 0.00% Floor) (4)(5)	13.03%	03/25/2050	4.47%	1,100,000
899,431	Prime Mortgage Trust Series 2003-3(6)	0.00%	01/25/2034	3.65%	897,958
					11,350,372

Total Asset Backed Securities (Cost $36,653,840)					30,388,083

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2023 (Unaudited)

Quantity	Description	Rate	Percentage of Net Assets	Value ($)
Preferred Stocks (5.95%) (1)
Other REITS (5.95%)
49,521	AGNC Investment Corp, Class B, Series F	6.13%	4.35%	1,071,139
1,594	Annaly Capital Management, Class B	6.50%	0.15%	39,516
11,334	MFA Financial Inc., Class B	6.50%	0.88%	216,026
7,054	New Residential Inv Corp, Class B	6.38%	0.57%	139,317
				1,465,998

Total Preferred Stocks (Cost $1,742,244)				1,465,998

Short-Term Investments - Investment Companies (10.68%) (1)
2,630,493	First American Government Obligation - Class X	5.26%	10.68%	2,630,493
Total Short-Term Investments - Investment Companies (Cost $2,630,493)				2,630,493

Total Investments (140.00%) (1) (Cost $41,026,577)				34,484,574
Liabilities in Excess of Other Assets (-40.00%) (1)				(9,853,227)
Total Net Assets Applicable to Unitholders (100.00%) (1)				$24,631,347

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of September 30, 2023.
(3) Step-up bond that pays an initial spread for the first period and then a higher spread for the following periods. Spread shown is as of period end.
(4) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2023, these securities amounted to $26,048,568 or 105.75% of net assets.

(5) Collateral or partial collateral for securities sold subject to repurchase. As of September 30, 2023, these securities amounted to $14,147,714 or 57.44% of net assets.
(6) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of September 30, 2023, these securities amounted to $7,673,417 or 31.15% of net assets.
(7) This security represents a basket of interest only strips. Please refer to the Notes to Financial Statements 7. Additional Disclosure of SBA Confirmation of Originator Fee Certificates Custom Basket Holdings for additional information.

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2023 (Unaudited)

Centrally Cleared Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
J.P. Morgan	2.61%	SOFR	Received	Annually	08/09/2032	$2,087,000	$(1,999)	$93,973	$91,974
							$(1,999)	$93,973	$91,974

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Index	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
Morgan Stanley	CDX.NA.HY.37.15-25	5.00%	Quarterly	12/20/2026	3.00%	$1,000,000	$20,500	$10,830	$31,330
							$20,500	$10,830	31,330
							$18,501	$104,803	$123,304

Ellington Income Opportunities Fund
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

Market quotations are not typically readily available for the majority of the Fund’s securities, they are often valued at fair value as determined by the Fund’s Advisor, in its capacity as Valuation Designee (the “Valuation Designee”). The Valuation Designee seeks to obtain at least one third-party indicative valuation for each instrument and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Valuation Designee has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Valuation Designee generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Valuation Designee generally does not adjust such valuations, the Valuation Designee may challenge or reject a valuation when, based on validation criteria, the Valuation Designee determines that such valuation is unreasonable or erroneous. Furthermore, the Valuation Designee may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Valuation Designee believes to be fair value, and in such circumstances the Valuation Designee may override the third-party valuation with its own good faith valuation. The validation criteria include the use of the Valuation Designee’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Valuation Designee’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s Board of Trustees. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

Ellington Income Opportunities Fund
Notes to Schedule of Investments (continued)
September 30, 2023 (Unaudited)

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$22,714,666	$7,673,417	$30,388,083
Preferred Stocks	1,465,998	-	-	1,465,998
Short-Term Investments	2,630,493	-	-	2,630,493
Total Investments	$4,096,491	$22,714,666	$7,673,417	$34,484,574

Other Financial Instruments*
Interest Rate Swaps	$-	$91,974	$-	$91,974
Credit Default Swaps	-	31,330	-	31,330
Total Swaps Contracts	$-	$123,304	$-	$123,304
*Other financial instruments are derivative instruments, such as swap contacts, which are reported at market value.

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2022	$11,458,577
Purchases	866,418
Sales proceeds and paydowns	(4,113,069)
Realized gain / (loss)	(230,377)
Payment-in-kind	-
Change in unrealized gain / (loss)	(308,713)
Transfers into / (out of) Level 3	581
Ending Balance – September 30, 2023	$7,673,417

Change in unrealized appreciation / (depreciation) during the period for Level 3 investments held at September 30, 2023	$(355,492)

Ellington Income Opportunities Fund
Notes to Schedule of Investments (continued)
September 30, 2023 (Unaudited)

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of September 30, 2023:

	Fair Value at 9/30/2023	Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average

Collateralized Loan Obligation	$1,531,183	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	- 0.83% to - 1.26%	- 1.07%

Residential Mortgage-Backed Securities	$912,465	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	- 0.28% to -3.00%	- 1.65%

Certain of the Fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Fund, including third-party transaction and quotations. As a result, fair value assets of $5,229,769 have been excluded from the proceeding table.

BORROWING

Reverse Repurchase Agreements: As of September 30, 2023, the Fund had the following reverse repurchase agreements outstanding, which were equal to 57.44% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Borrowing & Interest
Lucid Management LP	1,062,000	6.75%	07/20/2023	10/19/2023	1,076,000
RBC Capital Markets	624,000	6.97%	08/07/2023	10/10/2023	630,645
RBC Capital Markets	528,000	6.97%	08/07/2023	10/10/2023	533,622
RBC Capital Markets	662,000	6.83%	08/21/2023	10/23/2023	667,149
RBC Capital Markets	582,000	6.89%	08/28/2023	10/30/2023	583,774
JP Morgan Securities	1,455,000	6.80%	09/07/2023	12/07/2023	1,472,644
JP Morgan Securities	1,698,000	6.80%	09/07/2023	12/07/2023	1,705,695
RBC Capital Markets	316,000	7.01%	09/11/2023	11/13/2023	317,231
Lucid Management LP	786,000	6.75%	09/14/2023	10/19/2023	788,507
RBC Capital Markets	664,000	6.98%	09/29/2023	11/29/2023	664,257
RBC Capital Markets	676,000	6.98%	09/29/2023	11/29/2023	676,262
RBC Capital Markets	1,044,000	6.93%	09/29/2023	11/29/2023	1,044,402
Totals	$ 10,106,000				$ 10,160,716

As of September 30, 2023, the fair value of securities held as collateral for reverse repurchase agreements was $14,147,714 as noted on the Schedule of Investments. Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value. For the period ended September 30, 2023, the average daily balance and average interest rate in effect for reverse repurchase agreements were $10,803,793 and 6.41%, respectively.